Revenues and other income - Associated with liabilities and performance obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and other income
Revenues associated with contract liabilities at the beginning of the period	€ 157	€ 658	€ 818
Revenues associated with performance obligations totally or partially satisfied in previous years	€ 1	€ 30